Loans Payable (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary of Breakdown of Loan Balance
Below is a breakdown of loan balance as at December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
Balance, beginning	$62,709	$142,127
Loan repayment	(62,651)	(79,441)
Foreign exchange adjustment	(58)	23

Balance, ending	$—	$62,709

Current portion	$—	$62,709
Non-current portion	$—	$—